Earnings/(loss) per share (Tables)	12 Months Ended
Dec. 31, 2017
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Net Income/(Loss) Per Share
The following table sets forth the computation of basic and diluted net earnings/(loss) per share for the periods indicated:

	As of December 31,
	2015	2016	2017
	RMB	RMB	RMB
Numerator:
Net income/(loss)	(1,648,583)	(772,963)	1,389,242
Add: Net loss/(income) attributable to noncontrolling interests	80,705	4,916	(4,667)
Less: Deemed dividend to mezzanine classified noncontrolling interests	(5,762)	(15,717)	(99,507)
Numerator for basic and diluted net earnings/(loss) per share	(1,573,640)	(783,764)	1,285,068
Denominator:
Weighted average number of ordinary shares used in computing net earnings/(loss) per share—basic	234,811,986	286,975,068	291,475,725
Weighted average number of ordinary shares used in computing net earnings/(loss) per share—diluted	234,811,986	286,975,068	295,304,995
Net earnings/(loss) per ordinary share attributable to ordinary shareholders - basic	(6.70)	(2.73)	4.41
Net earnings/(loss) per ordinary share attributable to ordinary shareholders - diluted	(6.70)	(2.73)	4.35
Net earnings/(loss) per ADS attributable to ordinary shareholders-basic (1 ADS represents 2 ordinary shares)	(13.40)	(5.46)	8.82
Net earnings/(loss) per ADS attributable to ordinary shareholders -diluted (1 ADS represents 2 ordinary shares)	(13.40)	(5.46)	8.70